Exhibit 99.1

Volkswagen Auto Lease Trust 2024-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-28-25	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		12/18/2025
2	Payment Date		12/22/2025
3	Collection Period	11/1/2025	11/28/2025	28
4	Monthly Interest Period- Actual	11/20/2025	12/21/2025	32
5	Monthly Interest - 30/360			30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	258,000,000.00	-	-	-	-	-
7	Class A-2-A Notes	289,500,000.00	52,501,890.35	-	17,897,226.13	34,604,664.21	0.1195325
8	Class A-2-B Notes	289,500,000.00	52,501,890.35	-	17,897,226.13	34,604,664.21	0.1195325
9	Class A-3 Notes	579,000,000.00	579,000,000.00	-	-	579,000,000.00	1.0000000
10	Class A-4 Notes	84,000,000.00	84,000,000.00	-	-	84,000,000.00	1.0000000
11	Equals: Total Securities	$1,500,000,000.00	$768,003,780.69	$-	$35,794,452.26	$732,209,328.43
12	Overcollateralization	244,186,117.32	270,348,848.18			270,348,848.18
13	Total Securitization Value	$1,744,186,117.32	$1,038,352,628.87			$1,002,558,176.61

14	NPV Lease Payments Receivable	837,708,062.81	238,846,685.13			215,991,630.78
15	NPV Base Residual	906,478,054.51	799,505,943.74			786,566,545.83
16	Number of Leases	53,227	39,272			38,326

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	SOFR Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	5.51600%	N/A	-	-	-	-
18	Class A-2-A Notes	5.40000%	N/A	236,258.51	0.8160916	18,133,484.64	62.6372526
19	Class A-2-B Notes	4.56888%	4.09888%	213,222.08	0.7365184	18,110,448.21	62.5576795
20	Class A-3 Notes	5.21000%	N/A	2,513,825.00	4.3416667	2,513,825.00	4.3416667
21	Class A-4 Notes	5.20000%	N/A	364,000.00	4.3333333	364,000.00	4.3333333
	Equals: Total Securities			3,327,305.58		39,121,757.85

C.	COLLECTIONS AND AVAILABLE FUNDS
22	Lease Payments Received		21,566,399.32
23	Pull Ahead Waived Payments		23,697.83
24	Sales Proceeds - Early Terminations		19,226,116.81
25	Sales Proceeds - Scheduled Terminations		5,157,434.74
26	Security Deposits for Terminated Accounts		900.00
27	Excess Wear and Tear Received		38,880.97
28	Excess Mileage Charges Received		85,420.81
29	Proceeds Received on Defaulted Leases and Other Recoveries		517,639.54
30	Subtotal: Total Collections		46,616,490.02
31	Repurchase Payments		-
32	Postmaturity Term Extension		-
33	Investment Earnings on Collection Account		214,266.59
34	Total Available Funds, prior to Servicer Advances		46,830,756.61
35	Servicer Advance		-
36	Total Available Funds		46,830,756.61
37	Reserve Account Draw		-
38	Available for Distribution		46,830,756.61

D.	DISTRIBUTIONS
39	Payment Date Advance Reimbursement (Item 84)		-
40	Servicing Fee (Servicing and Administrative Fees paid pro rata):
41	Servicing Fee Shortfall from Prior Periods		-
42	Servicing Fee Due in Current Period		865,293.86
43	Servicing Fee Shortfall		-
44	Administration Fee (Servicing and Administrative Fees paid pro rata):
45	Administration Fee Shortfall from Prior Periods		-
46	Administration Fee Due in Current Period		2,500.00
47	Administration Fee Shortfall		-
48	Interest Shortfall from Prior Periods
49	Interest Paid to Noteholders		3,327,305.58
50	First Priority Principal Distribution Amount		-
51	Amount Paid to Reserve Account to Reach Specified Balance		-
52	Subtotal: Remaining Available Funds	42,635,657.17
53	Regular Principal Distribution Amount	35,794,452.26
54	Regular Principal Paid to Noteholders (lesser of Item 52 and Item 53)		35,794,452.26
55	Amounts paid to indenture, owner, and origination trustee and asset representations reviewer		-
56	Remaining Available Funds		6,841,204.90

Volkswagen Auto Lease Trust 2024-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-28-25	PAGE 2

E.	CALCULATIONS
57	Calculation of First Priority Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		768,003,780.69
59	Less: Aggregate Securitization Value (End of Collection Period)		(1,002,558,176.61)
60	First Priority Principal Distribution Amount (not less than zero)		-

61	Calculation of Regular Principal Distribution Amount:
62	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		768,003,780.69
63	Less: Targeted Note Balance		(732,209,328.43)
64	Less: First Priority Principal Distribution Amount		-
65	Regular Principal Distribution Amount		35,794,452.26

66	Calculation of Targeted Note Balance:
67	Aggregate Securitization Value (End of Collection Period)		1,002,558,176.61
68	Less: Targeted Overcollateralization Amount (15.5% of Initial Securitization Value)		(270,348,848.18)
69	Targeted Note Balance		732,209,328.43

70	Calculation of Servicer Advance:
71	Available Funds, prior to Servicer Advances (Item 34)		46,830,756.61
72	Less: Payment Date Advance Reimbursement (Item 84)		-
73	Less: Servicing Fees Paid (Items 41, 42 and 43)		865,293.86
74	Less: Administration Fees Paid (Items 45, 46 and 47)		2,500.00
75	Less: Interest Paid to Noteholders (Item 49)		3,327,305.58
76	Less: 1st Priority Principal Distribution (Item 60)		-

77	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		42,635,657.17
78	Monthly Lease Payments Due on Included Units but not received (N/A if Item 77 > 0)		N/A
79	Servicer Advance (If Item 77 < 0, lesser of Item 78 and absolute value of Item 77, else 0)		-

80	Total Available Funds after Servicer Advance (Item 78 plus Item 79)		42,635,657.17
81	Reserve Account Draw Amount (If Item 80 is < 0, Lesser of the Reserve Account Balance and Item 80)		-

82	Reconciliation of Servicer Advance:
83	Beginning Balance of Servicer Advance		-
84	Payment Date Advance Reimbursement		-
85	Additional Payment Advances for current period		-
86	Ending Balance of Payment Advance		-

F.	RESERVE ACCOUNT
87	Reserve Account Balances:
88	Targeted Reserve Account Balance		4,360,465.29
89	Initial Reserve Account Balance		4,360,465.29
90	Beginning Reserve Account Balance		4,360,465.29
91	Plus: Net Investment Income for the Collection Period		13,978.06
92	Subtotal: Reserve Fund Available for Distribution		4,374,443.35
93	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 51)		-
94	Less: Reserve Account Draw Amount (Item 81)		-
95	Subtotal Reserve Account Balance		4,374,443.35
96	Less: Excess Reserve Account Funds to Transferor (If Item 95 > Item 88)		13,978.06
97	Equals: Ending Reserve Account Balance		4,360,465.29

98	Change in Reserve Account Balance from Immediately Preceding Payment Date		-

99	Current Period Net Residual Losses:	Units	Amounts
100	Aggregate Securitization Value for Scheduled Terminated Units	217	5,057,133.34
101	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units		(4,948,429.89)
102	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(241,748.28)
103	Less: Excess Wear and Tear Received		(38,880.97)
104	Less: Excess Mileage Received		(85,420.81)
105	Current Period Net Residual Losses/(Gains)	217	(257,346.61)
106	Cumulative Net Residual Losses:
107	Beginning Cumulative Net Residual Losses	3,240	(6,653,062.95)
108	Current Period Net Residual Losses (Item 105)	217	(257,346.61)
109	Ending Cumulative Net Residual Losses	3,457	(6,910,409.55)
110	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.40%

Volkswagen Auto Lease Trust 2024-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-28-25	PAGE 3

G.	POOL STATISTICS
111	Collateral Pool Balance Data			Initial	Current
112	Aggregate Securitization Value			1,744,186,117.32	1,002,558,176.61
113	Aggregate Base Residual Value			1,177,814,675.61	859,651,227.17
114	Number of Current Contracts			53,227	38,326
115	Weighted Average Lease Rate			5.69%	5.72%
116	Average Remaining Term			28.4	8.5
117	Average Original Term			38.7	38.4
118	Proportion of Base Prepayment Assumption Realized				84.20%
119	Actual Monthly Prepayment Speed				1.12%
120	Turn-in Ratio on Scheduled Terminations				85.25%

		Sales Proceeds	Units	Book Amount	Securitization Value
121	Pool Balance - Beginning of Period		39,272	1,248,796,738.46	1,038,352,628.87
122	Depreciation/Payments			(17,173,303.68)	(12,137,453.59)
123	Gross Credit Losses		(27)	(908,607.07)	(878,539.88)
124	Early Terminations - Purchased by Customer		(46)	(1,371,495.14)	(1,129,106.96)
125	Early Terminations - Sold at Auction		(32)	(1,058,741.91)	(885,021.77)
126	Early Terminations - Purchased by Dealer		(609)	(18,317,040.50)	(15,267,471.94)
127	Early Terminations - Lease Pull Aheads		(15)	(553,968.51)	(439,724.78)
128	Scheduled Terminations - Purchased by Customer	460,048	(32)	(795,660.37)	(687,410.55)
129	Scheduled Terminations - Sold at Auction	529,814	(24)	(656,210.39)	(557,812.54)
130	Scheduled Terminations - Purchased by Dealer	3,928,812	(161)	(4,446,605.73)	(3,811,910.26)
131	Pool Balance - End of Period		38,326	1,203,515,105.16	1,002,558,176.61

132	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
133	Current		37,817	988,453,657.78	98.59%
134	30 - 59 Days Delinquent		357	9,944,590.90	0.99%
135	60 - 89 Days Delinquent		77	1,991,588.55	0.20%
136	90+ Days Delinquent		75	2,168,339.38	0.22%
137	Total		38,326	1,002,558,176.61	100.00%

138	Delinquency Trigger				7.00%
139	Delinquency Percentage (60 - Day Delinquent Receivables)				0.41%
140	Delinquency Trigger occurred in this collection Period?				No

141	Credit Losses:			Units	Amounts
142	Aggregate Securitization Value on charged-off units			27	878,539.88
143	Aggregate Liquidation Proceeds on charged-off units				(165,839.05)
144	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				-
145	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				-
146	Recoveries on charged-off units				(351,800.49)
147	Current Period Aggregate Net Credit Losses/(Gains)			27	360,900.34

148	Cumulative Net Credit Losses:
149	Beginning Cumulative Net Credit Losses			560	7,753,327.72
150	Current Period Net Credit Losses (Item 147)			27	360,900.34
151	Ending Cumulative Net Credit Losses			587	8,114,228.06
152	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.47%

153	Aging of Scheduled Maturies Not Sold				Units
154	1 - 60 Days since Contract Maturity				77
155	61 - 120 Days since Contract Maturity				40
156	121+ Days since Contract Maturity				39

Summary of Material Modifications, Extensions or Waivers

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month